General information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
General information

Note 1. General information

The financial statements cover Mobilicom Limited (the “Company”) as a Group consisting of Mobilicom Limited and the entities it controlled at the end of, or during, the year. On 1 January 2024, the Company transitioned from the Australian dollar (“AUD”) as its presentation currency to the U.S. dollar (‘USD”) as its presentation currency. The change was accounted as a change of accounting policy on a retrospective basis. In addition, commencing 1 January 2024, the Company transitioned from AUD as its functional currency to USD as its functional currency. See note 2 for further details.

The functional currency of the Company’s subsidiary, Mobilicom Ltd (“Mobilicom Israel”), is New Israeli Shekel (or NIS) and the functional currency of the Company’s subsidiary, Mobilicom Inc., is USD.

The Company uses the terms $, USD or US Dollar in this Annual Report where refers to US Dollar, and AUD where refers to Australian dollars.

The Company is a listed public company limited by shares, incorporated and domiciled in Australia. On October 19, 2023, the Company chose to voluntarily remove its ordinary shares from the Australian Securities Exchange (“ASX”) and trade exclusively on the NASDAQ in the form of American Depository Receipts. On December 8, 2025, the Company effectively completed transition to a direct listing of the Company’s ordinary shares on the Nasdaq Capital Market following an earlier 1-for-275 reverse share split of the Company’s ordinary shares and termination of its ADSs. All shares related numbers for the years ended December 31, 2025, 2024 and 2023 were restated to reflect this change. See note 21 for further details. Its registered office and principal place of business are:

Registered office	Principal place of business

C/- JM Corporate Services	1 Rakefet Street
Level 21, 459 Collins Street	Shoham, Israel 6083705
Melbourne, Victoria, 3000
Australia

The Company’s principal activities are design, develop and deliver of cybersecurity and robust solutions including communication datalinks, mesh network, ground control systems and cloud-software solutions for drone, robotics and autonomous platforms.

The Company is an end-to-end provider of cybersecurity and robust solutions for drones, robotics & autonomous platforms. As a high-tech company it designs, develops, and delivers robust solutions focused primarily on targeting global drone, robotics and autonomous system manufacturers. The Company holds patented technology & unique know-how for Mobile Mesh networking. It has a large, field proven portfolio of commercialized products used in a variety of applications. The Company is growing a global customer base with sales to high profile customers including corporates, governments, and military departments. The Company’s competitive advantages include outstanding security capabilities and performance in harsh environmental conditions. The Company’s large solution portfolio is being deployed worldwide, seeing the Company derive revenue from hardware, software sales & licensing fees.

In October 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Hamas also launched extensive rocket attacks on the Israeli population and industrial centers located along Israel’s border with the Gaza Strip and in other areas within the State of Israel. As a result of the events of October 7, 2023, the Israeli government declared that the country was at war and the Israeli military began to call-up reservists for active duty. In October 2025, a ceasefire was brokered between Israel and Hamas. However, we cannot predict if and to what extent this ceasefire will remain in effect or upheld. Since the commencement of these events, there have been continued hostilities along Israel’s northern border with Lebanon (with the Hezbollah terror organization) and on other fronts from various extremist groups in the region, such as the Houthis in Yemen and various rebel militia groups in Syria and Iraq. Israel has carried out a number of targeted strikes on sites belonging to these terror organizations. In October 2024, Israel began limited ground operations against Hezbollah in Lebanon, and in November 2024, a ceasefire was brokered between Israel and Hezbollah. However, In March 2026, tensions escalated once again as Hezbollah launched an attack on Israel, firing rockets across the border. In response, Israel carried out targeted airstrikes against Hezbollah positions in Lebanon, raising concerns among the international community about the potential for a wider conflict. In addition, in response to ongoing Iranian aggression and support of proxy attacks against Israel, on June 13, 2025, Israel conducted a series of preemptive defensive air strikes in Iran targeting Iran’s nuclear program and military commanders. While a ceasefire was reached in June 2025 following 12 days of hostilities, on February 28, 2026, the United States and Israel launched coordinated military strikes against Iran, including attacks on strategic military infrastructure and leadership targets, with the stated aim of degrading Iran’s capacity to conduct or support hostile operations against them. In response, Iran has fired missiles and drones toward population centers and military installations in Israel, Europe and neighboring countries in the Gulf region, and also launched counter-strikes against U.S. forces and allied bases throughout the Gulf region. Continued military escalation, retaliatory actions, or broader regional involvement may adversely affect economic conditions, disrupt markets, and create uncertainty that could negatively impact our business, financial condition and results of operations. Additionally, following the fall of the Assad regime in Syria, Israel has conducted limited military operations targeting the Syrian army, Iranian military assets and infrastructure linked to Hezbollah and other Iran-supported groups. It is possible that hostilities with Iran, Hezbollah, the Houthis and terrorist groups in Syria will escalate, and that other terrorist organizations, including Palestinian military organizations in the West Bank, will join the hostilities. The underlying tensions driving these conflicts remain unresolved. The ongoing hostilities between Israel and Iran or Hezbollah — whether through direct military action, proxy escalation, or retaliatory strikes — could result in significant disruption to civilian infrastructure, supply chains, and personnel availability across Israel. Such escalation could materially and adversely affect the Company’s operations, which are primarily conducted through its Israeli subsidiary, Mobilicom Ltd. To date, only one of the Company’s employees is in active military reserve duty. Nevertheless, the Company continues to monitor developments and, as of the date of these financial statements, the Company’s product development, research and development, and business development activities have continued without material disruption.

The financial statements were authorized for issue, in accordance with a resolution of directors, on March 19, 2026. The directors have the power to amend and reissue the financial statements.

Liquidity analysis

These consolidated financial statements have been prepared on the assumption that the Company will continue as a going concern, meaning it will continue in operation for the foreseeable future and will be able to realize assets and discharge liabilities in the ordinary course of operations. As of December 31, 2025, the Company has not achieved positive cash flow from operations and incurred a net loss of $23,724,950 for the year ended December 31, 2025, and generated $54,116,352 of accumulated losses since inception. The Company estimates that it has adequate financial resources for the foreseeable future based on its current cash and trade receivable balances and its ongoing operations. Until the Company can generate significant recurring revenues, profit and cash flow provided by operating activity it expects to satisfy future cash needs through debt or equity financing as well as governmental grants. In the event that the Company requires additional financing, it may not be able to raise such financing on terms acceptable to it or at all.